GUARANTEES AND CHARGES (Details) - Dec. 31, 2019 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Disclosure of contingent liabilities [line items]
Value of loans for which collateral has been pledged	$ 2,176
NIS [Member]
Disclosure of contingent liabilities [line items]
Value of loans for which collateral has been pledged | ₪		₪ 8,355
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Contingent liability	$ 255